SCHEDULE OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
August 2021 Private Placement
United States					$ (6,173,000)		$ (3,526,000)	$ (261,000)
Foreign					(225,000)		(82,000)	548,000
Loss before income taxes	$ (6,171,000)	$ (2,460,000)	$ (8,486,000)	$ (3,943,000)	$ (6,398,000)	$ (2,125,000)	$ (3,608,000)	$ 287,000